BORROWINGS - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total notes payable	$ 3,769	$ 5,697
Less current portion of notes payable	1,900	5,678
Long-term notes payable, net of current portion	1,869	19
Notes payable
Debt Instrument [Line Items]
Total notes payable	3,769	4,761
PPP loan
Debt Instrument [Line Items]
Total notes payable	$ 0	$ 936